Note 15 - Fair Value Measurements (Details Textual) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Real Estate	$ 0	$ 56,000	$ 0
Fair Value, Nonrecurring [Member]
Financial Liabilities Fair Value Disclosure	$ 0	$ 0	$ 0